Acquisitions of businesses and purchase accounting (Tables)	12 Months Ended
Sep. 30, 2022
Acquisition of businesses and purchase accounting
Schedule of purchase price allocation

Balance, September 30, 2020 (current $857 plus long-term $560)	$1,417
Addition from acquisitions	2,335
Accretion of interest	38
Payments	(1,274)
Balance, September 30, 2021 (current $2,383 plus long-term $133)	$2,516
Addition from acquisitions	7,155
Accretion of interest	102
Derecognition of purchase price payable	(178)
Payments	(3,817)
Balance, September 30, 2022 (current $5,778)	$5,778

Thrift Home Care, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$452
Accounts receivable	165
Inventory	107
Property, equipment, and right of use assets, net	1,158
Goodwill	802
Intangible assets	770
Accounts payable	(140)
Accrued liabilities	(33)
Deferred revenue	(40)
Deferred tax liability	(262)
Loans and leases	(810)
Net assets acquired	$2,169
Cash paid at closing	$1,804
Cash to be paid after closing, included in purchase price payable	365
Consideration paid or payable	$2,169

Heckman Healthcare Services & Supplies, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$169
Accounts receivable	170
Inventory	280
Property, equipment, and right of use assets, net	1,165
Goodwill	965
Intangible assets	90
Accounts payable	(159)
Accrued liabilities	(96)
Deferred revenue	(27)
Deferred tax liability	(122)
Net assets acquired	$2,435
Cash paid at closing	$2,103
Cash to be paid after closing, included in purchase price payable	332
Consideration paid or payable	$2,435

Southeastern Biomedical Services, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Accounts receivable	$112
Inventory	53
Property, equipment, and right of use assets, net	306
Goodwill	225
Intangible assets	270
Accounts payable	(131)
Loans and leases	(138)
Net assets acquired	$697
Cash paid at closing	$600
Cash to be paid after closing, included in purchase price payable	97
Consideration paid or payable	$697

At Home Health Equipment, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$495
Accounts receivable	1,346
Inventory	1,211
Prepaid expenses	71
Property, equipment, and right of use assets, net	2,085
Goodwill	7,868
Intangible assets	4,170
Accounts payable	(600)
Accrued liabilities	(346)
Deferred revenue	(135)
Deferred tax liability	(1,448)
Loans and leases	(1,067)
Net assets acquired	$13,650
Cash paid at closing	$11,978
Cash to be paid after closing, included in purchase price payable	1,672
Consideration paid or payable	$13,650

Good Night Medical, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$42
Accounts receivable	730
Inventory	369
Property, equipment, and right of use assets, net	696
Goodwill	3,277
Intangible assets	3,470
Accounts payable	(1,200)
Accrued liabilities	(166)
Deferred revenue	(39)
Loans and leases	(1,017)
Net assets acquired	$6,162
Cash paid at closing	$4,361
Cash to be paid after closing, included in purchase price payable	1,801
Consideration paid or payable	$6,162

Access Respiratory Home Care, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$417
Accounts receivable	741
Inventory	622
Property, equipment, and right of use assets, net	1,492
Goodwill	1,223
Intangible assets	3,180
Accounts payable	(200)
Accrued liabilities	(319)
Deferred revenue	(90)
Loans and leases	(471)
Net assets acquired	$6,595
Cash paid at closing	$5,347
Cash to be paid after closing, included in purchase price payable	1,248
Consideration paid or payable	$6,595

NorCal Respiratory, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$503
Accounts receivable	315
Inventory	492
Property, equipment, and right of use assets, net	1,044
Goodwill	948
Intangible assets	1,400
Accounts payable	(100)
Accrued liabilities	(67)
Deferred revenue	(93)
Deferred tax liability	(680)
Loans and leases	(682)
Net assets acquired	$3,080
Cash paid at closing	$2,494
Cash to be paid after closing, included in purchase price payable	586
Consideration paid or payable	$3,080

Hometown Medical LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$723
Accounts receivable	665
Inventory	778
Property, equipment, and right of use assets, net	2,187
Goodwill	407
Intangible assets	3,250
Accounts payable	(721)
Accrued liabilities	(66)
Deferred revenue	(129)
Loans and leases	(1,202)
Net assets acquired	$5,892
Cash paid at closing	$4,838
Cash to be paid after closing, included in purchase price payable	1,054
Consideration paid or payable	$5,892

Sleepwell, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$378
Accounts receivable	780
Inventory	769
Prepaid expenses and other current assets	2
Property, equipment, and right of use assets, net	1,273
Goodwill	4,641
Intangible assets	5,410
Accounts payable	(640)
Accrued liabilities	(166)
Deferred revenue	(100)
Loans and Leases	(390)
Deferred tax liability	(1,981)
Net assets acquired	$9,976
Cash paid at closing	$6,623
Stock issued in January 2021	2,376
Cash to be paid after closing	320
Stock to be issued after closing, included in shares to be issued	657
Consideration paid or payable	$9,976

Mayhugh Drugs, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$180
Accounts receivable	474
Inventory	487
Prepaid expenses and other current assets	7
Property, equipment, and right of use assets, net	1,418
Goodwill	1,587
Intangible assets	2,830
Accounts payable	(880)
Accrued liabilities	(14)
Deferred revenue	(84)
US Small Business Association (“SBA”) loan	(119)
Loans and Leases	(2,980)
Deferred tax liability	(947)
Net assets acquired	$1,959
Cash paid at closing	$1,047
Cash to be paid after closing, included in purchase price payable	912
Consideration paid or payable	$1,959

Med Supply Center, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$48
Accounts receivable	180
Inventory	597
Property, equipment, and right of use assets, net	351
Goodwill	766
Intangible assets	370
Accounts payable	(190)
Accrued liabilities	(40)
Deferred revenue	(53)
Deferred tax liability	(304)
Loans and Leases	(124)
Net assets acquired	$1,601
Cash paid at closing	$1,279
Cash to be paid after closing, included in purchase price payable	322
Consideration paid or payable	$1,601

Semo Drug-Care Plus of Mo. Inc
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$47
Accounts receivable	292
Inventory	475
Property, equipment, and right of use assets, net	373
Goodwill	482
Intangible assets	530
Accounts payable	(94)
Accrued liabilities	(51)
Deferred tax liability	(377)
Deferred revenue	(51)
Net assets acquired	$1,626
Cash paid at closing	$1,440
Cash to be paid after closing, included in purchase price payable	186
Consideration paid or payable	$1,626

Oxygen Plus, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$114
Accounts receivable	60
Inventory	39
Property, equipment, and right of use assets, net	88
Goodwill	327
Intangible assets	560
Accounts payable	(98)
Accrued liabilities	(13)
Deferred tax liability	(180)
Deferred revenue	(12)
Loans and Leases	(155)
Net assets acquired	$730
Cash paid at closing	$574
Cash to be paid after closing, included in purchase price payable	156
Consideration paid or payable	$730

Medical West Healthcare. Center, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$234
Accounts receivable	195
Inventory	382
Prepaid expenses and other current assets	10
Property, equipment, and right of use assets, net	1,121
Goodwill	795
Intangible assets	1,170
Deposits	2
Accounts payable	(346)
Accrued liabilities	(107)
Deferred tax liability	(11)
Deferred revenue	(16)
Loans and Leases	(1,063)
Net assets acquired	$2,366
Cash paid at closing	$1,927
Cash to be paid after closing, included in purchase price payable	439
Consideration paid or payable	$2,366